CONTRACTUAL OBLIGATIONS (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Newbuilding	Dec. 31, 2017 USD ($) Newbuilding
Disclosure Of Contractual Commitments [Abstract]
Direct issuance costs for borrowings	$ 5.1	$ 4.8
Borrowing costs capitalized	$ 1.1	$ 3.5
Expected number of newbuildings to be delivered during 2019-2020 | Newbuilding	9	10
Other operating lease expense	$ 2.5	$ 2.3
Average period until redelivery of the vessels	9 months 18 days	1 year 1 month 6 days